Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-34104
Entity Registrant Name	Navios Maritime Acquisition Corporation
Entity Central Index Key	0001437260
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Strathvale House, 90 N Church Street
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	NNA
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	16,559,481
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	335 Madison Ave
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	908-3946
Contact Personnel Name	Todd E. Mason